SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 10, 2023	Feb. 02, 2023
Quarterly Distribution
Disclosure of non-adjusting events after reporting period [line items]
Dividends recognised as distributions to owners per share (in dollars per share)		$ 0.0625
Sale Of Assets | Disposal group, disposed of by sale, not discontinued operations | Business Services Segment
Disclosure of non-adjusting events after reporting period [line items]
Consideration received	$ 270